UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06687

                         The Gabelli Money Market Funds
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

                                  ANNUAL REPORT
                               SEPTEMBER 30, 2008

TO OUR SHAREHOLDERS,

     The Sarbanes-Oxley Act's corporate governance regulations require a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (the "SEC") on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

     Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it separately. We will continue to mail the portfolio manager's commentary separately from the investment portfolio to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.


                                        Sincerely yours,


                                        /s/ Bruce N. Alpert
                                        -------------------------------
                                        Bruce N. Alpert
                                        Chief Operating Officer
                                        Gabelli Funds, LLC

November 21, 2008

PORTFOLIO HOLDINGS

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JUNE 30, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

THE FUND FILES FORM N-PX WITH ITS COMPLETE PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30TH, NO LATER THAN AUGUST 31ST OF EACH YEAR. A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES, PROCEDURES, AND HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY
(I) CALLING 800-GABELLI (800-422-3554); (II) WRITING TO THE GABELLI FUNDS AT ONE CORPORATE CENTER, RYE, NY 10580-1422; OR (III) VISITING THE SEC'S WEBSITE AT WWW.SEC.GOV.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)

For the Six Month Period from April 1, 2008 through September 30, 2008

                                                                   EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2008.

                                           Beginning        Ending       Annualized     Expenses
                                         Account Value   Account Value     Expense    Paid During
                                            04/01/08       09/30/08         Ratio       Period*
                                         -------------   -------------   ----------   -----------
ACTUAL FUND RETURN
Gabelli U.S. Treasury Money Market Fund    $1,000.00      $1,009.40         0.08%        $0.40
HYPOTHETICAL 5% RETURN
Gabelli U.S. Treasury Money Market Fund    $1,000.00      $1,024.60         0.08%        $0.40

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2008:

U.S. TREASURY MONEY MARKET FUND

U.S. Treasury Bills ..................    91.9%
U.S. Treasury Notes ..................    14.0%
Other Assets and Liabilities (Net) ...    (5.9)%
                                         -----
Net Assets ...........................   100.0%
                                         =====

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

STATEMENT OF NET ASSETS -- SEPTEMBER 30, 2008

  PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                                                     VALUE
------------                                                                                             --------------
               U.S. GOVERNMENT OBLIGATIONS -- 105.9%
               U.S. TREASURY BILLS -- 91.9%
$932,442,000   U.S. Treasury Bills, 0.020% to 2.411%++, 10/02/08 to 03/12/09..................           $  929,135,529
                                                                                                         --------------
               U.S. TREASURY NOTES -- 14.0%
  86,343,000   4.750%, 12/31/08...............................................................               87,159,414
   5,000,000   3.250%, 01/15/09...............................................................                5,021,505
  25,000,000   4.500%, 03/31/09...............................................................               25,326,272
  23,624,000   4.500%, 04/30/09...............................................................               24,048,665
                                                                                                         --------------
                                                                                                            141,555,856
                                                                                                         --------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS..............................................            1,070,691,385
                                                                                                         --------------
TOTAL INVESTMENTS (Cost $1,070,691,385).......................................................   105.9%   1,070,691,385
PAYABLE TO MANAGER............................................................................    (0.0)          (9,740)
DISTRIBUTIONS PAYABLE.........................................................................    (0.0)        (182,997)
PAYABLE FOR INVESTMENTS PURCHASED.............................................................    (9.2)     (93,312,511)
OTHER ASSETS AND LIABILITIES (NET)............................................................     3.3       33,611,572
                                                                                                 -----   --------------
NET ASSETS
   (applicable to 1,010,797,057 shares outstanding, unlimited number of shares authorized)....   100.0%  $1,010,797,709
                                                                                                 =====   ==============
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
   ($1,010,797,709 / 1,010,797,057 shares outstanding)........................................           $         1.00
                                                                                                         ==============
NET ASSETS CONSIST OF:
   Paid-in-capital, at $0.001 par value.......................................................           $1,010,797,709
                                                                                                         --------------
TOTAL NET ASSETS..............................................................................           $1,010,797,709
                                                                                                         ==============

----------
++   Represents annualized yield at date of purchase.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period:



                                                                                  YEAR ENDED SEPTEMBER 30,
                                                               --------------------------------------------------------------
                                                                  2008           2007          2006         2005       2004
                                                               ----------     ----------     --------     --------   --------
   Net asset value, beginning of period ....................   $   1.0000     $   1.0000     $ 1.0000     $ 1.0000   $ 1.0000
                                                               ----------     ----------     --------     --------   --------
OPERATING PERFORMANCE:
   Net investment income (a) ...............................       0.0257         0.0483       0.0426       0.0212     0.0073
   Net realized gain on investments ........................       0.0015         0.0002       0.0000(d)    0.0002     0.0001
                                                               ----------     ----------     --------     --------   --------
   Total from investment operations ........................       0.0272         0.0485       0.0426       0.0214     0.0074
                                                               ----------     ----------     --------     --------   --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ...................................      (0.0257)       (0.0483)     (0.0426)     (0.0212)   (0.0073)
   Net realized gain on investments ........................      (0.0015)       (0.0002)     (0.0000)(d)  (0.0002)   (0.0001)
                                                               ----------     ----------     --------     --------   --------
   Total distributions .....................................      (0.0272)       (0.0485)     (0.0426)     (0.0214)   (0.0074)
                                                               ----------     ----------     --------     --------   --------
   NET ASSET VALUE, END OF PERIOD ..........................   $   1.0000     $   1.0000     $ 1.0000     $ 1.0000   $ 1.0000
                                                               ==========     ==========     ========     ========   ========
   Total return+ ...........................................         2.78%          5.01%        4.33%        2.22%      0.75%
                                                               ==========     ==========     ========     ========   ========
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ....................   $1,010,798     $1,039,247     $673,889     $778,298   $925,728
   Ratio of net investment income to average net assets ....         2.57%          4.83%        4.26%        2.12%      0.73%
   Ratio of operating expenses to average net assets (b) ...         0.08%(c)       0.08%(c)     0.12%(c)     0.30%      0.30%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.

(a) Net investment income per share before fees waived by the Manager for the fiscal years ended September 30, 2008, 2007, 2006, 2005, and 2004 was $0.0231, $0.0456, $0.0402, $0.0207, and $0.0081, respectively.

(b) Operating expense ratios before fees waived by the Manager for the fiscal years ended September 30, 2008, 2007, 2006, 2005, and 2004 were 0.34%,
     0.35%, 0.36%, 0.35%, and 0.36%, respectively.

(c) The Fund incurred interest expense during the fiscal year ended September 30, 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.11%. For the fiscal years ended September 30, 2008 and 2007, the effect of the interest expense was minimal.

(d)  Amount represents less than $0.00005 per share.

                 See accompanying notes to financial statements.

                  THE GABELLI U.S. TREASURY MONEY MARKET FUND

STATEMENT OF OPERATIONS -- YEAR ENDED SEPTEMBER 30, 2008

INVESTMENT INCOME:
   Interest ........................................................................................   $30,554,302
                                                                                                       -----------
EXPENSES:
   Management fees .................................................................................     3,453,342
   Custodian fees ..................................................................................       132,696
   Legal and audit fees ............................................................................       124,136
   Shareholder services fees .......................................................................       115,248
   Shareholder communications expenses .............................................................        36,115
   Registration expenses ...........................................................................        34,782
   Trustees' fees ..................................................................................        24,352
   Interest expense ................................................................................         3,355
   Miscellaneous expenses ..........................................................................        49,304
                                                                                                       -----------
   TOTAL EXPENSES ..................................................................................     3,973,330
   Less:
      Fees waived by Manager .......................................................................    (3,039,963)
      Custodian fee credits ........................................................................        (9,155)
                                                                                                       -----------
NET EXPENSES .......................................................................................       924,212
                                                                                                       -----------
NET INVESTMENT INCOME ..............................................................................    29,630,090
NET REALIZED GAIN ON INVESTMENTS ...................................................................     1,670,115
                                                                                                       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................   $31,300,205
                                                                                                       ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   YEAR ENDED           YEAR ENDED
                                                                               SEPTEMBER 30, 2008   SEPTEMBER 30, 2007
                                                                               ------------------   ------------------
OPERATIONS:
   Net investment income ...................................................    $    29,630,090      $    33,777,390
   Net realized gain on investments ........................................          1,670,115              128,853
                                                                                ---------------      ---------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................         31,300,205           33,906,243
                                                                                ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ...................................................        (29,630,090)         (33,777,390)
   Net realized short-term gain on investments .............................         (1,670,115)            (128,853)
                                                                                ---------------      ---------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................        (31,300,205)         (33,906,243)
                                                                                ---------------      ---------------
CAPITAL SHARE TRANSACTIONS ($1.00 PER SHARE):
   Proceeds from shares issued .............................................      4,558,635,909        2,604,974,772
   Proceeds from reinvestment of distributions .............................         31,437,900           33,612,202
   Cost of shares redeemed .................................................     (4,618,523,316)      (2,273,228,981)
                                                                                ---------------      ---------------
   Net increase/(decrease) in net assets from capital share transactions ...        (28,449,507)         365,357,993
                                                                                ---------------      ---------------
   NET INCREASE/(DECREASE) IN NET ASSETS ...................................        (28,449,507)         365,357,993
NET ASSETS:
   Beginning of period .....................................................      1,039,247,216          673,889,223
                                                                                ---------------      ---------------
   End of period ...........................................................    $ 1,010,797,709      $ 1,039,247,216
                                                                                ===============      ===============


                 See accompanying notes to financial statements.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION. The Gabelli U.S. Treasury Money Market Fund (the "Fund"), a series of The Gabelli Money Market Funds (the "Trust"), was organized on May 21, 1992 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced investment operations on October 1, 1992.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. The Fund values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2008, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using effective yield to maturities.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE.When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense"in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions from investment income (including net short-term realized capital gains) are declared daily and paid monthly. Distributions from net long-term capital gains, if any, are paid annually.

For the fiscal years ended September 30, 2008 and 2007, the tax character of distributions is all ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of September 30, 2008, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income
   (inclusive of short-term capital gains)...   $ 280,156
Distributions payable........................    (182,997)
Unrealized depreciation on investments.......     (97,159)
                                                ---------
Total accumulated earnings/(losses)..........   $      --
                                                =========

At September 30, 2008, the difference between book and tax basis undistributed ordinary income and unrealized depreciation is primarily due to deferral of losses on wash sales.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at September 30, 2008:

                                     GROSS          GROSS
                                   UNREALIZED     UNREALIZED    NET UNREALIZED
                      COST        APPRECIATION   DEPRECIATION    DEPRECIATION
                 --------------   ------------   ------------   --------------
Investments ..   $1,070,788,544        --          $(97,159)       $(97,159)

The Fund has adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not"of being sustained by the applicable tax authority.Tax positions not deemed to meet the "more-likely-than-not"threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

As of and during the year ended September 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. Each of the tax years in the three-year period ended September 30, 2008, remains subject to examination by the Internal Revenue Service and state tax authorities. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

3. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, is shown as "interest expense" in the Statement of Operations. During the fiscal year ended September 30, 2008, there were no borrowings under the line of credit.

4. AGREEMENTS WITH AFFILIATED PARTIES. The Trust has a management agreement (the "Management Agreement") with Gabelli Funds, LLC (the "Manager"), which provides that the Trust will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of the Fund's average daily net assets. In accordance with the Management Agreement, the Manager provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Manager. To the extent necessary, the Manager has contractually undertaken to assume certain expenses of the Trust so that the total expenses do not exceed 0.30% of the Fund's average daily net assets. The contractual arrangement is renewable annually by the Manager. Additionally, pursuant to a written agreement, the Manager has contractually agreed to further limit expenses to 0.08% of the Fund's average daily net assets (excluding interest, taxes, and extraordinary expenses), through September 30, 2010.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings.All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee as well as the Lead Trustee, each receives an annual fee of $1,000. Trustees who are directors or employees of the Manager or an affiliated company receive no compensation or expense reimbursement from the Fund.

5. TRANSACTIONS WITH AFFILIATES. During the year ended September 30, 2008, Gabelli & Company, Inc. informed the Fund that it received $30 from investors representing commissions from investors on redemptions of Fund shares which had been exchanged from another fund with a contingent deferred sales charge.

6. SIGNIFICANT SHAREHOLDER. As of September 30, 2008, 26.3% of the Fund was held by the Manager and its affiliates.

7. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. OTHER MATTERS. On April 24, 2008, the Manager entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002.In the settlement, the SEC found that the Manager had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Manager, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Manager or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Manager, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Manager and the funds. The Manager currently expects that any resolution of the action against the officer will not have a material adverse impact on the Manager or its ability to fulfill its obligations under the Advisory Agreement.

In a separate matter, in August 2008, the Manager, while neither admitting nor denying the SEC's findings and allegations, made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Manager. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003.The Manager believes that the funds have been in compliance with Rule 19a-1 since that time. The Manager believes that the settlement would have no effect on the funds or any material adverse effect on the Manager or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. SUBSEQUENT EVENTS.While the Fund has not experienced difficulties in maintaining its $1.00 share price, and does not currently foresee any future difficulty in maintaining that price, there can be no assurance that the Fund will be able to do so. At a Board meeting held on October 6, 2008, the Board determined that, considering the cost of the premium and the potential benefits of the guarantee to the Fund's shareholders, the Fund will apply to participate in the Temporary Guaranty Program for Money Market Funds (the "Program") established by the U.S.Treasury Department (the "U.S.Treasury").The Program provides that, in exchange for the payment of a premium, the U.S. Treasury will guarantee to fund shareholders that they will receive $1.00 for each money market fund share held as of the close of business on September 19, 2008.The guarantee will be available if the participating money market fund is no longer able to maintain a stable $1.00 share price, commonly referred to as "breaking the buck." The cost of the premium for participation in the Program is a Fund expense. However, as the expenses of the Fund are currently subject to an expense cap supported by the Manager, it is expected that the Manager will bear the cost of the premium.

The guarantee under the Program covers shareholders of a participating money market fund only for shares they held in that fund as of the close of business on September 19, 2008. In general, the guarantee does not apply to shares purchased after September 19th or to shares redeemed or exchanged into or out of a fund after September 19th.

The Program will exist for an initial three month term beginning September 19, 2008, after which the Secretary of Treasury has the option to renew the Program through September 18, 2009.

Effective November 14, 2008, the Fund began offering Class A and Class C Shares. Class A and Class C Shares are offered only as an exchange option for shareholders currently holding Class A or Class C Shares of another fund managed by the Manager or its affiliates. Class A and Class C Shares are not available for direct investment by shareholders.

                   2008 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended September 30, 2008, the Fund designates 100% of the ordinary income distribution as qualified interest income and as qualified short-term capital gain, pursuant to the American Jobs Creation Act of 2004.

U.S. GOVERNMENT INCOME:

The percentage of the ordinary income dividend paid by the Fund during the period from October 1, 2007 through September 30, 2008, which was derived from U.S. Treasury securities, including short-term capital gains, was 95.53%. Such income is exempt from state and local tax in all states. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of this information to your specific situation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of The Gabelli U.S. Treasury Money Market Fund

We have audited the accompanying statement of net assets, of The Gabelli
U.S. Treasury Money Market Fund (the "Fund"), a series of The Gabelli Money Market Funds as of September 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli U.S. Treasury Money Market Fund, a series of The Gabelli Money Market Funds, at September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
November 19, 2008

THE GABELLI U.S. TREASURY MONEY MARKET FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Money Market Funds at One Corporate Center, Rye, NY 10580-1422.

                               TERM OF          NUMBER OF
    NAME, POSITION(S)        OFFICE AND       FUNDS IN FUND
       ADDRESS(1)             LENGTH OF     COMPLEX OVERSEEN   PRINCIPAL OCCUPATION(S)         OTHER DIRECTORSHIPS
         AND AGE           TIME SERVED(2)      BY TRUSTEE      DURING PAST FIVE YEARS           HELD BY TRUSTEE(3)
------------------------   --------------   ----------------   -----------------------   -------------------------------
INTERESTED TRUSTEES(4):
MARIO J. GABELLI           Since 1992              26          Chairman and Chief        Director of Morgan Group
Trustee and                                                    Executive Officer of      Holdings, Inc. (holding
Chief Investment Officer                                       GAMCO Investors, Inc.     company); Chairman of the Board
Age: 66                                                        and Chief Investment      of LICT Corp. (multimedia and
                                                               Officer-Value             communication services company)
                                                               Portfolios of Gabelli
                                                               Funds, LLC and GAMCO
                                                               Asset Management Inc.;
                                                               Director/ Trustee or
                                                               Chief Investment
                                                               Officer of other
                                                               registered investment
                                                               companies in the
                                                               Gabelli/GAMCO Funds
                                                               complex; Chairman and
                                                               Chief Executive Officer
                                                               of GGCP, Inc.

INDEPENDENT TRUSTEES(5):
ANTHONY J. COLAVITA        Since 1992              37          Partner in the law firm                --
Trustee                                                        of Anthony J. Colavita,
Age: 72                                                        P.C.

VINCENT D. ENRIGHT         Since 1992              17          Former Senior Vice        Director of Echo Therapeutics,
Trustee                                                        President and Chief       Inc. (therapeutics and
Age: 64                                                        Financial Officer of      diagnostics)
                                                               KeySpan Corporation
                                                               (public utility)

ROBERT C. KOLODNY, MD      Since 2006              2           Physician, author, and                 --
Trustee                                                        lecturer (self-
Age: 64                                                        employed) since 1983;
                                                               General Partner of KBS
                                                               Partnership, KBS II
                                                               Investment Partnership,
                                                               KBS III Investment
                                                               Partnership, KBS IV
                                                               Limited Partnership,
                                                               KBS New Dimensions,
                                                               L.P., KBS Global
                                                               Opportunities, L.P. and
                                                               KBS VII Limited
                                                               Partnership (private
                                                               investment
                                                               partnerships) since
                                                               1981; Medical Director
                                                               and Chairman of the
                                                               Board of the Behavioral
                                                               Medicine Institute
                                                               since 1983

ANTHONIE C. VAN EKRIS      Since 1992              20          Chairman of BALMAC                    --
Trustee                                                        International, Inc.
Age: 74                                                        (commodities and
                                                               futures trading)

THE GABELLI U.S. TREASURY MONEY MARKET FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)

                              TERM OF
   NAME, POSITION(S)        OFFICE AND
       ADDRESS(1)            LENGTH OF                 PRINCIPAL OCCUPATION(S)
        AND AGE           TIME SERVED(2)                DURING PAST FIVE YEARS
-----------------------   --------------   -----------------------------------------------
OFFICERS:
BRUCE N. ALPERT           Since 1992       Executive Vice President and Chief Operating
President and Secretary                    Officer of Gabelli Funds, LLC since 1988 and an
Age: 56                                    officer of all of the registered investment
                                           companies in the Gabelli/GAMCO Funds complex;
                                           Director and President of Teton Advisors, Inc.
                                           (formerly Gabelli Advisers, Inc.) since 1998

RONALD S. EAKER           Since 1992       Senior Portfolio Manager of Gabelli Fixed
Vice President                             Income LLC and its predecessors since 1987
and Portfolio Manager
Age: 47

JUDITH RANERI             Since 1997       Portfolio Manager of Gabelli Funds, LLC since
Vice President                             April 1997; Former Senior Portfolio Manager,
and Portfolio Manager                      Secretary, and Treasurer of The Treasurer's
Age: 40                                    Fund, Inc. and a member of its Investment and
                                           Credit Review Committees

AGNES MULLADY             Since 2006       Vice President of Gabelli Funds, LLC since
Treasurer                                  2007; Officer of all of the registered
Age: 50                                    investment companies in the Gabelli/GAMCO Funds
                                           complex; Senior Vice President of U.S. Trust
                                           Company, N.A. and Treasurer and Chief Financial
                                           Officer of Excelsior Funds from 2004 through
                                           2005; Chief Financial Officer of AMIC
                                           Distribution Partners from 2002 through 2004

PETER D. GOLDSTEIN        Since 2004       Director of Regulatory Affairs at GAMCO
Chief Compliance Officer                   Investors, Inc. since 2004; Chief Compliance
Age: 55                                    Officer of all of the registered investment
                                           companies in the Gabelli/GAMCO Funds complex;
                                           Vice President of Goldman Sachs Asset
                                           Management from 2000 through 2004

----------
(1)  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2)  Each Trustee will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust's Amended and Restated By Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

(4) "Interested person" of the Fund as defined in the Investment Company Act of 1940. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.

(5)  Trustees who are not interested persons are considered "Independent"
     Trustees.

                                     (PHOTO)

THE
GABELLI
U.S. TREASURY
MONEY MARKET
FUND

                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2008


                            THE GABELLI U.S. TREASURY
                                MONEY MARKET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
                    Current Yield available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN ENERGY CORP.

Robert C. Kolodny, MD
PHYSICIAN, AUTHOR AND LECTURER,
GENERAL PARTNER OF
KBS PARTNERSHIP

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Judith A. Raneri
VICE PRESIDENT
AND PORTFOLIO MANAGER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

Ronald S. Eaker
VICE PRESIDENT
AND PORTFOLIO MANAGER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of The Gabelli U.S. Treasury Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB404Q308SR

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  As of the end of the period covered by the report, the registrant's board of directors has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,300 in 2007 and $32,300 in 2008.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2007 and $0 in 2008.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 in 2007 and $4,300 in 2008. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2007 and $0 in 2008.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.


  (e)(2) The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $65,000 in 2007 and $72,400 in 2008.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Money Market Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     12/1/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     12/1/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date     12/1/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.